Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1
Prepaid expenses and other current assets	25	4,078
Amount due from related parties	42,791	33,647
Total current assets	42,817	37,725
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(12,308)	(7,391)
Total non-current assets	(12,308)	(7,391)
Total assets	30,509	30,334
Current liabilities
Accrued expenses and other payables	13,434	14,634
Total current liabilities	13,434	14,634
Total liabilities	13,434	14,634
Shareholders’ (deficit) equity
Additional paid-in capital	330,016	345,338
Accumulated deficit	(314,842)	(331,539)
Statutory reserve	1,901	1,901
Total shareholders’ equity (deficit)	17,075	15,700
Total liabilities and shareholders’ equity	$ 30,509	$ 30,334